Income taxes - Schedule of Income (loss) before income taxes (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax
Total	¥ (287,402,606)	$ (39,373,996)	¥ 68,197,344	¥ (149,323,035)
PRC
Income Tax
Total	(533,372,130)		(92,977,042)	(89,768,953)
Overseas
Income Tax
Total	¥ 245,969,524		¥ 161,174,386	¥ (59,554,082)